UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                      8,307   Boeing Co.                                                   $     738,575
                                                4,270   General Dynamics Corp.                                             326,228
                                                1,320   Goodrich Corp.                                                      67,954
                                                8,420   Honeywell International, Inc.                                      387,825
                                                1,310   L-3 Communications Holdings, Inc.                                  114,586
                                                3,732   Lockheed Martin Corp.                                              362,079
                                                3,687   Northrop Grumman Corp.                                             273,649
                                                4,696   Raytheon Co.                                                       246,352
                                                1,771   Rockwell Collins, Inc.                                             118,533
                                               10,481   United Technologies Corp.                                          681,265
                                                                                                                     -------------
                                                                                                                         3,317,046
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                  1,826   CH Robinson Worldwide, Inc.                                         87,191
                                                3,233   FedEx Corp.                                                        347,321
                                               11,225   United Parcel Service, Inc. Class B                                786,873
                                                                                                                     -------------
                                                                                                                         1,221,385
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                 8,300   Southwest Airlines Co.                                             122,010
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                          1,897   The Goodyear Tire & Rubber Co. (a)                                  59,167
                                                2,068   Johnson Controls, Inc.                                             195,674
                                                                                                                     -------------
                                                                                                                           254,841
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                             19,920   Ford Motor Co.                                                     157,169
                                                5,953   General Motors Corp.                                               182,400
                                                2,711   Harley-Davidson, Inc.                                              159,271
                                                                                                                     -------------
                                                                                                                           498,840
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.6%                                8,030   Anheuser-Busch Cos., Inc.                                          405,194
                                                  826   Brown-Forman Corp. Class B                                          54,153
                                               21,201   The Coca-Cola Co.                                                1,017,648
                                                2,929   Coca-Cola Enterprises, Inc.                                         59,312
                                                2,220   Constellation Brands, Inc. Class A (a)                              47,020
                                                  494   Molson Coors Brewing Co. Class B                                    46,742
                                                1,384   Pepsi Bottling Group, Inc.                                          44,136
                                               17,238   PepsiCo, Inc.                                                    1,095,647
                                                                                                                     -------------
                                                                                                                         2,769,852
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                           12,288   Amgen, Inc. (a)                                                    686,653
                                                3,604   Biogen Idec, Inc. (a)                                              159,946
                                                3,974   Celgene Corp. (a)                                                  208,476
                                                2,773   Genzyme Corp. (a)                                                  166,435
                                                4,891   Gilead Sciences, Inc. (a)                                          374,161
                                                2,502   Medimmune, Inc. (a)                                                 91,048
                                                                                                                     -------------
                                                                                                                         1,686,719
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                        1,839   American Standard Cos., Inc.                                        97,504
                                                4,122   Masco Corp.                                                        112,943
                                                                                                                     -------------
                                                                                                                           210,447
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%                          2,518   Ameriprise Financial, Inc.                                         143,879
                                                7,957   The Bank of New York Co., Inc.                                     322,656
                                                1,261   The Bear Stearns Cos., Inc.                                        189,591
                                               10,810   The Charles Schwab Corp.                                           197,715
                                                4,496   E*Trade Financial Corp. (a)                                         95,405
                                                  937   Federated Investors, Inc. Class B                                   34,407
                                                1,762   Franklin Resources, Inc.                                           212,902
                                                4,330   Goldman Sachs Group, Inc.                                          894,708
                                                1,997   Janus Capital Group, Inc.                                           41,757
                                                1,384   Legg Mason, Inc.                                                   130,387

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                5,537   Lehman Brothers Holdings, Inc.                               $     387,978
                                                4,378   Mellon Financial Corp.                                             188,867
                                                9,308   Merrill Lynch & Co., Inc. (b)                                      760,184
                                               11,205   Morgan Stanley                                                     882,506
                                                1,985   Northern Trust Corp.                                               119,378
                                                3,514   State Street Corp.                                                 227,532
                                                2,792   T. Rowe Price Group, Inc.                                          131,754
                                                                                                                     -------------
                                                                                                                         4,961,606
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                2,278   Air Products & Chemicals, Inc.                                     168,321
                                                  587   Ashland, Inc.                                                       38,507
                                               10,096   The Dow Chemical Co.                                               463,003
                                                9,727   E.I. du Pont de Nemours & Co.                                      480,806
                                                  880   Eastman Chemical Co.                                                55,730
                                                1,869   Ecolab, Inc.                                                        80,367
                                                1,225   Hercules, Inc. (a)                                                  23,936
                                                  818   International Flavors & Fragrances, Inc.                            38,626
                                                5,721   Monsanto Co.                                                       314,426
                                                1,726   PPG Industries, Inc.                                               121,355
                                                3,372   Praxair, Inc.                                                      212,301
                                                1,498   Rohm & Haas Co.                                                     77,477
                                                1,386   Sigma-Aldrich Corp.                                                 57,547
                                                                                                                     -------------
                                                                                                                         2,132,402
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.2%                         5,705   BB&T Corp.                                                         234,019
                                                1,659   Comerica, Inc.                                                      98,080
                                                1,974   Commerce Bancorp, Inc.                                              65,892
                                                1,372   Compass Bancshares, Inc.                                            94,394
                                                5,855   Fifth Third Bancorp                                                226,530
                                                1,319   First Horizon National Corp.                                        54,778
                                                2,479   Huntington Bancshares, Inc.                                         54,166
                                                4,167   KeyCorp                                                            156,137
                                                  811   M&T Bank Corp.                                                      93,938
                                                2,692   Marshall & Ilsley Corp.                                            124,667
                                                6,236   National City Corp.                                                232,291
                                                3,643   PNC Financial Services Group, Inc. B                               262,187
                                                7,702   Regions Financial Corp.                                            272,420
                                                3,739   SunTrust Banks, Inc.                                               310,487
                                                3,438   Synovus Financial Corp.                                            111,185
                                               18,643   U.S. Bancorp                                                       651,946
                                               20,059   Wachovia Corp.                                                   1,104,248
                                               35,561   Wells Fargo & Co.                                                1,224,365
                                                1,158   Zions Bancorp.                                                      97,874
                                                                                                                     -------------
                                                                                                                         5,469,604
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                           2,684   Allied Waste Industries, Inc. (a)                                   33,792
Supplies - 0.4%                                   964   Avery Dennison Corp.                                                61,947
                                                1,431   Cintas Corp.                                                        51,659
                                                1,312   Equifax, Inc.                                                       47,822
                                                1,352   Monster Worldwide, Inc. (a)                                         64,044
                                                2,319   Pitney Bowes, Inc.                                                 105,259
                                                2,299   RR Donnelley & Sons Co.                                             84,120
                                                1,768   Robert Half International, Inc.                                     65,434
                                                5,608   Waste Management, Inc.                                             192,971
                                                                                                                     -------------
                                                                                                                           707,048
----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.0%                 1,234   ADC Telecommunications, Inc. (a)                             $      20,657
                                                4,772   Avaya, Inc. (a)                                                     56,357
                                                  897   Ciena Corp. (a)                                                     25,071
                                               63,573   Cisco Systems, Inc. (a)                                          1,623,019
                                               16,522   Corning, Inc. (a)                                                  375,710
                                                2,223   JDS Uniphase Corp. (a)                                              33,856
                                                5,991   Juniper Networks, Inc. (a)                                         117,903
                                               25,160   Motorola, Inc.                                                     444,577
                                               17,435   QUALCOMM, Inc.                                                     743,777
                                                4,603   Tellabs, Inc. (a)                                                   45,570
                                                                                                                     -------------
                                                                                                                         3,486,497
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.9%                  9,072   Apple Computer, Inc. (a)                                           842,880
                                               23,909   Dell, Inc. (a)                                                     554,928
                                               22,189   EMC Corp. (a)                                                      307,318
                                               28,170   Hewlett-Packard Co.                                              1,130,744
                                               15,846   International Business Machines Corp.                            1,493,644
                                                1,011   Lexmark International, Inc. Class A (a)                             59,103
                                                1,884   NCR Corp. (a)                                                       89,999
                                                3,906   Network Appliance, Inc. (a)                                        142,647
                                                1,674   QLogic Corp. (a)                                                    28,458
                                                2,393   SanDisk Corp. (a)                                                  104,813
                                               37,899   Sun Microsystems, Inc. (a)                                         227,773
                                                                                                                     -------------
                                                                                                                         4,982,307
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                 923   Fluor Corp.                                                         82,812
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                   1,000   Vulcan Materials Co.                                               116,480
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                        12,550   American Express Co.                                               707,820
                                                4,322   Capital One Financial Corp.                                        326,138
                                                4,320   SLM Corp.                                                          176,688
                                                                                                                     -------------
                                                                                                                         1,210,646
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                   1,085   Ball Corp.                                                          49,747
                                                1,099   Bemis Co.                                                           36,696
                                                1,395   Pactiv Corp. (a)                                                    47,067
                                                1,698   Sealed Air Corp.                                                    53,657
                                                1,107   Temple-Inland, Inc.                                                 66,132
                                                                                                                     -------------
                                                                                                                           253,299
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                             1,794   Genuine Parts Co.                                                   87,906
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%            1,473   Apollo Group, Inc. Class A (a)                                      64,665
                                                3,392   H&R Block, Inc.                                                     71,368
                                                                                                                     -------------
                                                                                                                           136,033
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.2%          47,073   Bank of America Corp.                                            2,401,664
                                                2,037   CIT Group, Inc.                                                    107,798
                                                  365   Chicago Mercantile Exchange Holdings, Inc.                         194,348
                                               51,600   Citigroup, Inc.                                                  2,649,144
                                               36,558   JPMorgan Chase & Co.                                             1,768,676
                                                2,464   Moody's Corp.                                                      152,916
                                                                                                                     -------------
                                                                                                                         7,274,546
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                  65,722   AT&T Inc.                                                        2,591,418
Services - 2.4%                                 1,172   CenturyTel, Inc.                                                    52,963
                                                3,565   Citizens Communications Co.                                         53,297
                                                1,584   Embarq Corp.                                                        89,258
                                               16,509   Qwest Communications International, Inc. (a)                       148,416
                                               30,628   Verizon Communications, Inc.                                     1,161,414

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                5,018   Windstream Corp.                                             $      73,714
                                                                                                                     -------------
                                                                                                                         4,170,480
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%                       1,732   Allegheny Energy, Inc. (a)                                          85,110
                                                4,175   American Electric Power Co., Inc.                                  203,531
                                               13,232   Duke Energy Corp.                                                  268,477
                                                3,429   Edison International                                               168,467
                                                2,087   Entergy Corp.                                                      218,968
                                                7,054   Exelon Corp.                                                       484,680
                                                4,269   FPL Group, Inc.                                                    261,135
                                                3,360   FirstEnergy Corp.                                                  222,566
                                                4,053   PPL Corp.                                                          165,768
                                                1,053   Pinnacle West Capital Corp.                                         50,807
                                                2,706   Progress Energy, Inc.                                              136,491
                                                7,879   The Southern Co.                                                   288,765
                                                                                                                     -------------
                                                                                                                         2,554,765
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                     1,921   Cooper Industries Ltd. Class A                                      86,426
                                                8,398   Emerson Electric Co.                                               361,870
                                                1,744   Rockwell Automation, Inc.                                          104,413
                                                                                                                     -------------
                                                                                                                           552,709
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          4,249   Agilent Technologies, Inc. (a)                                     143,149
Instruments - 0.2%                              1,944   Jabil Circuit, Inc.                                                 41,621
                                                1,492   Molex, Inc.                                                         42,074
                                                5,579   Sanmina-SCI Corp. (a)                                               20,196
                                                9,515   Solectron Corp. (a)                                                 29,972
                                                  860   Tektronix, Inc.                                                     24,218
                                                                                                                     -------------
                                                                                                                           301,230
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.4%              3,086   BJ Services Co.                                                     86,099
                                                3,371   Baker Hughes, Inc.                                                 222,924
                                                1,592   ENSCO International, Inc.                                           86,605
                                               10,517   Halliburton Co.                                                    333,810
                                                2,931   Nabors Industries Ltd. (a)                                          86,963
                                                1,850   National Oilwell Varco, Inc. (a)                                   143,912
                                                1,416   Noble Corp.                                                        111,411
                                                1,163   Rowan Cos., Inc.                                                    37,763
                                               12,405   Schlumberger Ltd.                                                  857,186
                                                2,099   Smith International, Inc.                                          100,857
                                                3,084   Transocean, Inc. (a)                                               251,963
                                                3,561   Weatherford International Ltd. (a)                                 160,601
                                                                                                                     -------------
                                                                                                                         2,480,094
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                16,211   CVS Corp./Caremark Corp.                                           553,454
                                                4,761   Costco Wholesale Corp.                                             256,332
                                                7,452   The Kroger Co.                                                     210,519
                                                2,187   SUPERVALU Inc.                                                      85,446
                                                6,494   SYSCO Corp.                                                        219,692
                                                4,636   Safeway, Inc.                                                      169,863
                                               25,883   Wal-Mart Stores, Inc.                                            1,215,207
                                               10,534   Walgreen Co.                                                       483,405
                                                1,480   Whole Foods Market, Inc.                                            66,378
                                                                                                                     -------------
                                                                                                                         3,260,296
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                            6,870   Archer-Daniels-Midland Co.                                         252,129
                                                2,299   Campbell Soup Co.                                                   89,546
                                                5,317   ConAgra Foods, Inc.                                                132,446

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                1,357   Dean Foods Co. (a)                                           $      63,426
                                                3,633   General Mills, Inc.                                                211,513
                                                3,419   HJ Heinz Co.                                                       161,103
                                                1,823   The Hershey Co.                                                     99,645
                                                2,639   Kellogg Co.                                                        135,724
                                                1,975   Kraft Foods, Inc.                                                   62,529
                                                1,370   McCormick & Co., Inc.                                               52,772
                                                7,720   Sara Lee Corp.                                                     130,622
                                                2,655   Tyson Foods, Inc. Class A                                           51,534
                                                2,296   Wm. Wrigley Jr. Co.                                                116,935
                                                                                                                     -------------
                                                                                                                         1,559,924
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                              469   Nicor, Inc.                                                         22,709
                                                  905   Questar Corp.                                                       80,735
                                                6,608   Spectra Energy Corp.                                               173,592
                                                                                                                     -------------
                                                                                                                           277,036
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                           572   Bausch & Lomb, Inc.                                                 29,264
Supplies - 1.3%                                 6,839   Baxter International, Inc.                                         360,210
                                                2,574   Becton Dickinson & Co.                                             197,915
                                                2,578   Biomet, Inc.                                                       109,539
                                               12,465   Boston Scientific Corp. (a)                                        181,241
                                                1,087   CR Bard, Inc.                                                       86,427
                                                1,641   Hospira, Inc. (a)                                                   67,117
                                               12,121   Medtronic, Inc.                                                    594,656
                                                3,623   St. Jude Medical, Inc. (a)                                         136,261
                                                3,138   Stryker Corp.                                                      208,112
                                                1,353   Varian Medical Systems, Inc. (a)                                    64,525
                                                2,496   Zimmer Holdings, Inc. (a)                                          213,183
                                                                                                                     -------------
                                                                                                                         2,248,450
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         5,435   Aetna, Inc.                                                        237,999
Services - 1.8%                                 1,994   AmerisourceBergen Corp.                                            105,183
                                                4,213   Cardinal Health, Inc.                                              307,338
                                                1,026   Cigna Corp.                                                        146,369
                                                1,679   Coventry Health Care, Inc. (a)                                      94,108
                                                1,428   Express Scripts, Inc. (a)                                          115,268
                                                1,755   Humana, Inc. (a)                                                   101,825
                                                1,288   Laboratory Corp. of America Holdings (a)                            93,547
                                                  767   Manor Care, Inc.                                                    41,694
                                                3,109   McKesson Corp.                                                     182,001
                                                3,032   Medco Health Solutions, Inc. (a)                                   219,911
                                                1,464   Patterson Cos., Inc. (a)                                            51,957
                                                1,671   Quest Diagnostics, Inc.                                             83,333
                                                4,964   Tenet Healthcare Corp. (a)                                          31,919
                                               14,255   UnitedHealth Group, Inc.                                           755,087
                                                6,446   WellPoint, Inc. (a)                                                522,771
                                                                                                                     -------------
                                                                                                                         3,090,310
----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                   2,054   IMS Health, Inc.                                                    60,922
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%            4,656   Carnival Corp.                                                     218,180
                                                1,528   Darden Restaurants, Inc.                                            62,938
                                                1,962   Harrah's Entertainment, Inc.                                       165,691
                                                4,094   Hilton Hotels Corp.                                                147,220
                                                3,558   International Game Technology                                      143,672
                                                3,471   Marriott International, Inc. Class A                               169,940

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                               12,667   McDonald's Corp.                                             $      570,64
                                                7,904   Starbucks Corp. (a)                                                247,869
                                                2,261   Starwood Hotels & Resorts Worldwide, Inc.                          146,626
                                                  913   Wendy's International, Inc.                                         28,577
                                                1,988   Wyndham Worldwide Corp. (a)                                         67,890
                                                2,779   Yum! Brands, Inc.                                                  160,515
                                                                                                                     -------------
                                                                                                                         2,129,766
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                         690   Black & Decker Corp.                                                56,318
                                                1,257   Centex Corp.                                                        52,517
                                                2,874   DR Horton, Inc.                                                     63,228
                                                1,605   Fortune Brands, Inc.                                               126,506
                                                  689   Harman International Industries, Inc.                               66,199
                                                  809   KB Home                                                             34,520
                                                1,867   Leggett & Platt, Inc.                                               42,325
                                                1,452   Lennar Corp. Class A                                                61,289
                                                2,922   Newell Rubbermaid, Inc.                                             90,845
                                                2,237   Pulte Homes, Inc.                                                   59,191
                                                  620   Snap-On, Inc.                                                       29,822
                                                  872   The Stanley Works                                                   48,274
                                                  828   Whirlpool Corp.                                                     70,305
                                                                                                                     -------------
                                                                                                                           801,339
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.7%                       1,591   Clorox Co.                                                         101,331
                                                5,404   Colgate-Palmolive Co.                                              360,933
                                                4,804   Kimberly-Clark Corp.                                               329,026
                                               33,211   The Procter & Gamble Co.                                         2,097,607
                                                                                                                     -------------
                                                                                                                         2,888,897
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                              1,037   Affiliated Computer Services, Inc. Class A (a)                      61,059
                                                5,792   Automatic Data Processing, Inc.                                    251,807
                                                1,448   Broadridge Financial Solutions, Inc. (a)                            28,526
                                                1,502   Cognizant Technology Solutions Corp. (a)                           132,582
                                                1,823   Computer Sciences Corp. (a)                                         95,033
                                                1,438   Convergys Corp. (a)                                                 36,540
                                                5,415   Electronic Data Systems Corp.                                      149,887
                                                1,713   Fidelity National Information Services, Inc.                        77,873
                                                7,925   First Data Corp.                                                   213,182
                                                1,796   Fiserv, Inc. (a)                                                    95,296
                                                3,570   Paychex, Inc.                                                      135,196
                                                1,408   Sabre Holdings Corp. Class A                                        46,112
                                                3,634   Unisys Corp. (a)                                                    30,635
                                                8,125   The Western Union Co.                                              178,344
                                                                                                                     -------------
                                                                                                                         1,532,072
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                   6,991   The AES Corp. (a)                                                  150,446
Energy Traders - 0.4%                           1,902   Constellation Energy Group, Inc.                                   165,379
                                                3,984   Dynegy, Inc. Class A (a)                                            36,892
                                                4,834   TXU Corp.                                                          309,859
                                                                                                                     -------------
                                                                                                                           662,576
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.0%                 7,724   3M Co.                                                             590,345
                                              108,233   General Electric Co.                                             3,827,119
                                                1,317   Textron, Inc.                                                      118,267
                                               20,811   Tyco International Ltd.                                            656,587
                                                                                                                     -------------
                                                                                                                         5,192,318
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%                                3,439   ACE Ltd.                                                           196,229
                                                1,077   AMBAC Financial Group, Inc.                                         93,042

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                3,141   AON Corp.                                                    $     119,232
                                                5,177   Aflac, Inc.                                                        243,630
                                                6,512   The Allstate Corp.                                                 391,111
                                               27,383   American International Group, Inc.                               1,840,685
                                                4,301   Chubb Corp.                                                        222,233
                                                1,816   Cincinnati Financial Corp.                                          76,998
                                                4,639   Genworth Financial, Inc. Class A                                   162,087
                                                3,370   Hartford Financial Services Group, Inc.                            322,105
                                                2,914   Lincoln National Corp.                                             197,540
                                                4,748   Loews Corp.                                                        215,702
                                                1,418   MBIA, Inc.                                                          92,865
                                                5,818   Marsh & McLennan Cos., Inc.                                        170,409
                                                7,922   MetLife, Inc.                                                      500,274
                                                2,820   Principal Financial Group, Inc.                                    168,833
                                                7,836   The Progressive Corp.                                              170,982
                                                4,936   Prudential Financial, Inc.                                         445,523
                                                1,111   Safeco Corp.                                                        73,804
                                                1,028   Torchmark Corp.                                                     67,427
                                                7,111   The Travelers Cos., Inc.                                           368,136
                                                3,607   UnumProvident Corp.                                                 83,069
                                                1,906   XL Capital Ltd. Class A                                            133,344
                                                                                                                     -------------
                                                                                                                         6,355,260
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                3,273   Amazon.com, Inc. (a)                                               130,233
                                                2,286   IAC/InterActiveCorp (a)                                             86,205
                                                                                                                     -------------
                                                                                                                           216,438
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.1%            11,959   eBay, Inc. (a)                                                     396,441
                                                2,291   Google, Inc. Class A (a)                                         1,049,645
                                                2,580   VeriSign, Inc. (a)                                                  64,810
                                               12,850   Yahoo! Inc. (a)                                                    402,077
                                                                                                                     -------------
                                                                                                                         1,912,973
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%               955   Brunswick Corp.                                                     30,417
                                                3,026   Eastman Kodak Co.                                                   68,267
                                                1,693   Hasbro, Inc.                                                        48,454
                                                4,138   Mattel, Inc.                                                       114,085
                                                                                                                     -------------
                                                                                                                           261,223
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%           1,932   Applera Corp. - Applied Biosystems Group                            57,129
                                                  568   Millipore Corp. (a)                                                 41,163
                                                1,282   PerkinElmer, Inc.                                                   31,050
                                                4,421   Thermo Fisher Scientific, Inc. (a)                                 206,682
                                                1,069   Waters Corp. (a)                                                    62,002
                                                                                                                     -------------
                                                                                                                           398,026
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                                6,797   Caterpillar, Inc.                                                  455,603
                                                  550   Cummins, Inc.                                                       79,596
                                                2,505   Danaher Corp.                                                      178,982
                                                2,388   Deere & Co.                                                        259,432
                                                2,155   Dover Corp.                                                        105,186
                                                1,539   Eaton Corp.                                                        128,599
                                                1,913   ITT Corp.                                                          115,392
                                                4,353   Illinois Tool Works, Inc.                                          224,615
                                                3,240   Ingersoll-Rand Co. Class A                                         140,519
                                                2,613   PACCAR, Inc.                                                       191,794
                                                1,295   Pall Corp.                                                          49,210

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                1,219   Parker Hannifin Corp.                                        $     105,212
                                                1,080   Terex Corp. (a)                                                     77,501
                                                                                                                     -------------
                                                                                                                         2,111,641
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                    7,768   CBS Corp. Class B                                                  237,623
                                                5,223   Clear Channel Communications, Inc.                                 183,014
                                               32,735   Comcast Corp. Class A (a)                                          849,473
                                                8,153   The DIRECTV Group, Inc. (a)                                        188,090
                                                  688   Dow Jones & Co., Inc.                                               23,715
                                                  879   EW Scripps Co. Class A                                              39,274
                                                2,472   Gannett Co., Inc.                                                  139,149
                                                4,933   Interpublic Group of Cos., Inc. (a)                                 60,725
                                                3,736   The McGraw-Hill Cos., Inc.                                         234,920
                                                  407   Meredith Corp.                                                      23,358
                                                1,515   The New York Times Co. Class A                                      35,618
                                               24,695   News Corp. Class A                                                 570,948
                                                1,759   Omnicom Group Inc.                                                 180,086
                                               40,160   Time Warner, Inc.                                                  791,955
                                                1,871   Tribune Co.                                                         60,078
                                                7,285   Viacom, Inc. Class B (a)                                           299,486
                                               21,560   Walt Disney Co.                                                    742,311
                                                                                                                     -------------
                                                                                                                         4,659,823
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                          9,152   Alcoa, Inc.                                                        310,253
                                                1,073   Allegheny Technologies, Inc.                                       114,478
                                                3,514   Freeport-McMoRan Copper & Gold, Inc. Class B                       232,558
                                                4,746   Newmont Mining Corp.                                               199,285
                                                3,167   Nucor Corp.                                                        206,267
                                                1,247   United States Steel Corp.                                          123,665
                                                                                                                     -------------
                                                                                                                         1,186,506
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                          2,175   Ameren Corp.                                                       109,402
                                                2,350   CMS Energy Corp.                                                    41,830
                                                3,369   CenterPoint Energy, Inc.                                            60,440
                                                2,712   Consolidated Edison, Inc.                                          138,475
                                                1,865   DTE Energy Co.                                                      89,333
                                                3,673   Dominion Resources, Inc.                                           326,052
                                                  791   Integrys Energy Group, Inc.                                         43,908
                                                1,848   KeySpan Corp.                                                       76,045
                                                2,882   NiSource, Inc.                                                      70,436
                                                3,692   PG&E Corp.                                                         178,213
                                                2,660   Public Service Enterprise Group, Inc.                              220,886
                                                2,767   Sempra Energy                                                      168,815
                                                2,206   TECO Energy, Inc.                                                   37,965
                                                4,292   Xcel Energy, Inc.                                                  105,969
                                                                                                                     -------------
                                                                                                                         1,667,769
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                         1,148   Big Lots, Inc. (a)                                                  35,909
                                                  638   Dillard's, Inc. Class A                                             20,882
                                                3,284   Dollar General Corp.                                                69,457
                                                1,596   Family Dollar Stores, Inc.                                          47,274
                                                5,528   Federated Department Stores Inc.                                   249,036
                                                2,368   JC Penney Co., Inc.                                                194,555
                                                3,442   Kohl's Corp. (a)                                                   263,692
                                                2,408   Nordstrom, Inc.                                                    127,480
                                                  871   Sears Holdings Corp. (a)                                           156,919

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                9,040   Target Corp.                                                 $     535,710
                                                                                                                     -------------
                                                                                                                         1,700,914
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                       9,988   Xerox Corp. (a)                                                    168,697
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.3%              4,874   Anadarko Petroleum Corp.                                           209,485
                                                3,483   Apache Corp.                                                       246,248
                                                4,310   Chesapeake Energy Corp.                                            133,093
                                               22,711   Chevron Corp.                                                    1,679,706
                                               17,305   ConocoPhillips                                                   1,182,797
                                                1,921   Consol Energy, Inc.                                                 75,169
                                                4,678   Devon Energy Corp.                                                 323,811
                                                2,568   EOG Resources, Inc.                                                183,201
                                                7,350   El Paso Corp.                                                      106,354
                                               59,925   Exxon Mobil Corp.                                                4,521,341
                                                2,844   Hess Corp.                                                         157,757
                                                1,130   Kinder Morgan, Inc.                                                120,288
                                                3,640   Marathon Oil Corp.                                                 359,741
                                                1,975   Murphy Oil Corp.                                                   105,465
                                                8,821   Occidental Petroleum Corp.                                         434,964
                                                2,786   Peabody Energy Corp.                                               112,109
                                                1,277   Sunoco, Inc.                                                        89,952
                                                6,358   Valero Energy Corp.                                                410,027
                                                6,293   Williams Cos., Inc.                                                179,099
                                                3,873   XTO Energy, Inc.                                                   212,279
                                                                                                                     -------------
                                                                                                                        10,842,886
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                  4,764   International Paper Co.                                            173,410
                                                1,920   MeadWestvaco Corp.                                                  59,213
                                                2,223   Weyerhaeuser Co.                                                   166,147
                                                                                                                     -------------
                                                                                                                           398,770
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                        4,643   Avon Products, Inc.                                                172,998
                                                1,224   The Estee Lauder Cos., Inc. Class A                                 59,792
                                                                                                                     -------------
                                                                                                                           232,790
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.9%                         16,241   Abbott Laboratories                                                906,248
                                                1,618   Allergan, Inc.                                                     179,307
                                                1,123   Barr Pharmaceuticals, Inc. (a)                                      52,051
                                               21,256   Bristol-Myers Squibb Co.                                           590,067
                                               10,384   Eli Lilly & Co.                                                    557,725
                                                3,346   Forest Laboratories, Inc. (a)                                      172,118
                                               30,461   Johnson & Johnson                                                1,835,580
                                                2,560   King Pharmaceuticals, Inc. (a)                                      50,355
                                               22,803   Merck & Co., Inc.                                                1,007,209
                                                2,576   Mylan Laboratories Inc.                                             54,457
                                               74,592   Pfizer, Inc.                                                     1,884,194
                                               15,659   Schering-Plough Corp.                                              399,461
                                                1,079   Watson Pharmaceuticals, Inc. (a)                                    28,518
                                               14,169   Wyeth                                                              708,875
                                                                                                                     -------------
                                                                                                                         8,426,165
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                   1,027   Apartment Investment & Management Co. Class A                       59,248
(REITs) - 1.0%                                  2,320   Archstone-Smith Trust                                              125,930
                                                  835   AvalonBay Communities, Inc.                                        108,550
                                                1,252   Boston Properties, Inc.                                            146,985
                                                1,334   Developers Diversified Realty Corp.                                 83,909
                                                3,095   Equity Residential                                                 149,272

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                5,481   Host Marriott Corp.                                          $     144,205
                                                2,379   Kimco Realty Corp.                                                 115,952
                                                1,866   Plum Creek Timber Co., Inc.                                         73,558
                                                2,697   ProLogis                                                           175,116
                                                1,291   Public Storage, Inc.                                               122,219
                                                2,332   Simon Property Group, Inc.                                         259,435
                                                1,372   Vornado Realty Trust                                               163,734
                                                                                                                     -------------
                                                                                                                         1,728,113
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                        1,966   CB Richard Ellis Group, Inc. (a)                                    67,198
Development - 0.1%                              2,291   Realogy Corp. (a)                                                   67,837
                                                                                                                     -------------
                                                                                                                           135,035
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                              3,778   Burlington Northern Santa Fe Corp.                                 303,865
                                                4,597   CSX Corp.                                                          184,110
                                                4,178   Norfolk Southern Corp.                                             211,407
                                                  637   Ryder System, Inc.                                                  31,430
                                                2,850   Union Pacific Corp.                                                289,418
                                                                                                                     -------------
                                                                                                                         1,020,230
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  5,841   Advanced Micro Devices, Inc. (a)                                    76,283
Equipment - 1.8%                                3,753   Altera Corp.                                                        75,022
                                                3,513   Analog Devices, Inc.                                               121,163
                                               14,703   Applied Materials, Inc.                                            269,359
                                                4,963   Broadcom Corp. Class A (a)                                         159,163
                                               60,700   Intel Corp.                                                      1,161,191
                                                2,102   KLA-Tencor Corp.                                                   112,079
                                                8,106   LSI Logic Corp. (a)                                                 84,627
                                                3,150   Linear Technology Corp.                                             99,508
                                                3,375   Maxim Integrated Products, Inc.                                     99,225
                                                7,944   Micron Technology, Inc. (a)                                         95,964
                                                2,985   National Semiconductor Corp.                                        72,058
                                                1,324   Novellus Systems, Inc. (a)                                          42,394
                                                3,742   Nvidia Corp. (a)                                                   107,695
                                                2,235   PMC-Sierra, Inc. (a)                                                15,667
                                                1,997   Teradyne, Inc. (a)                                                  33,030
                                               15,193   Texas Instruments, Inc.                                            457,309
                                                3,493   Xilinx, Inc.                                                        89,875
                                                                                                                     -------------
                                                                                                                         3,171,612
----------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                 6,194   Adobe Systems, Inc. (a)                                            258,290
                                                2,439   Autodesk, Inc. (a)                                                  91,706
                                                2,150   BMC Software, Inc. (a)                                              66,198
                                                4,329   CA, Inc.                                                           112,164
                                                1,901   Citrix Systems, Inc. (a)                                            60,889
                                                3,413   Compuware Corp. (a)                                                 32,389
                                                3,263   Electronic Arts, Inc. (a)                                          164,325
                                                3,606   Intuit, Inc. (a)                                                    98,660
                                               90,699   Microsoft Corp.                                                  2,527,781
                                                3,568   Novell, Inc. (a)                                                    25,761
                                               41,999   Oracle Corp. (a)                                                   761,442
                                                9,731   Symantec Corp. (a)                                                 168,346
                                                                                                                     -------------
                                                                                                                         4,367,951
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                           929   Abercrombie & Fitch Co. Class A                                     70,307
                                                1,584   AutoNation, Inc. (a)                                                33,644
                                                  523   AutoZone, Inc. (a)                                                  67,017

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                               Shares
Industry                                         Held   Common Stocks                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                                2,983   Bed Bath & Beyond, Inc. (a)                                  $     119,827
                                                4,261   Best Buy Co., Inc.                                                 207,596
                                                1,498   Circuit City Stores, Inc.                                           27,758
                                                5,546   The Gap, Inc.                                                       95,447
                                               21,481   Home Depot, Inc.                                                   789,212
                                                3,600   Limited Brands, Inc.                                                93,816
                                               16,028   Lowe's Cos., Inc.                                                  504,722
                                                2,910   Office Depot, Inc. (a)                                             102,257
                                                  789   OfficeMax, Inc.                                                     41,612
                                                1,434   RadioShack Corp.                                                    38,761
                                                1,175   The Sherwin-Williams Co.                                            77,597
                                                7,547   Staples, Inc.                                                      195,014
                                                4,790   TJX Cos., Inc.                                                     129,138
                                                1,425   Tiffany & Co.                                                       64,809
                                                                                                                     -------------
                                                                                                                         2,658,534
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                             3,896   Coach, Inc. (a)                                                    194,995
Luxury Goods - 0.4%                             1,142   Jones Apparel Group, Inc.                                           35,094
                                                1,089   Liz Claiborne, Inc.                                                 46,664
                                                1,989   Nike, Inc. Class B                                                 211,351
                                                  643   Polo Ralph Lauren Corp.                                             56,680
                                                  948   VF Corp.                                                            78,324
                                                                                                                     -------------
                                                                                                                           623,108
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.0%               6,208   Countrywide Financial Corp.                                        208,837
                                               10,188   Fannie Mae                                                         556,061
                                                7,294   Freddie Mac                                                        433,920
                                                5,209   Hudson City Bancorp, Inc.                                           71,259
                                                  870   MGIC Investment Corp.                                               51,260
                                                3,801   Sovereign Bancorp, Inc.                                             96,697
                                                9,357   Washington Mutual, Inc.                                            377,836
                                                                                                                     -------------
                                                                                                                         1,795,870
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                                 22,088   Altria Group, Inc.                                               1,939,547
                                                1,805   Reynolds American, Inc.                                            112,650
                                                1,687   UST, Inc.                                                           97,812
                                                                                                                     -------------
                                                                                                                         2,150,009
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                               754   WW Grainger, Inc.                                                   58,239
Distributors - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                      3,792   Alltel Corp.                                                       235,104
Services - 0.5%                                30,550   Sprint Nextel Corp.                                                579,228
                                                                                                                     -------------
                                                                                                                           814,332
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $114,389,829) - 77.5%                                  133,808,424
----------------------------------------------------------------------------------------------------------------------------------

                                                 Face
                                               Amount   U.S. Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                          $33,485,000   U.S. Treasury Notes, 4.25% due 10/31/2007                       33,338,503
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total U.S. Government Obligations
                                                        (Cost - $33,363,522) - 19.3%                                    33,338,503
----------------------------------------------------------------------------------------------------------------------------------

                                                        Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 4.5%                      $ 7,711,658   State Street Bank & Trust Co., 4.25% due 4/02/2007               7,711,658
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities (Cost - $7,711,658) - 4.5%           7,711,658
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $155,465,009) - 101.3%               174,858,585
----------------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2007

                                            Number of
                                            Contracts   Options Written                                                      Value
----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            1,000   S&P 500 Index, expiring April 2007 at USD 1,395              $  (3,960,000)
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Options Written
                                                        (Premiums Received - $2,310,191) - (2.3%)                       (3,960,000)
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments, Net of Options Written
                                                        (Cost - $153,154,818*)  - 99.0%                                170,898,585

                                                        Other Assets Less Liabilities - 1.0%                             1,789,746
                                                                                                                     -------------
                                                        Net Assets - 100.0%                                          $ 172,688,331
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 169,922,467
                                                                  =============
      Gross unrealized appreciation                               $   3,171,234
      Gross unrealized depreciation                                  (2,195,116)
                                                                  -------------
      Net unrealized appreciation                                 $     976,118
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                     Purchase    Sales     Realized      Dividend
                                      Cost       Cost      Gains         Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.      $ 3,357      --         --          $ 3,243
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration        Face         Unrealized
      Contracts           Issue          Date           Value       Appreciation
      --------------------------------------------------------------------------
         118        E-MINI S&P 500     June 2007     $ 8,293,613     $ 150,762
      --------------------------------------------------------------------------

o     Total return swaps outstanding as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------------
                                                                                                      Notional      Unrealized
      Counterparty          Receive Total Return                  Pay                Expiration        Amount      Appreciation
      -------------------------------------------------------------------------------------------------------------------------
      HSBC Bank             CBOE S&P 500
      USA NA                BuyWrite Index              12-month LIBOR rate plus    October 2007    $ 50,000,000    $   454,062
                            (BXM(SM)) - Total Return      a negotiated spread

      Deutsche Bank AG      CBOE S&P 500
                            BuyWrite Index              12-month LIBOR rate plus    October 2007    $ 68,200,199        652,727
                            (BXM(SM)) - Total Return      a negotiated spread
      -------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                         $ 1,106,789
                                                                                                                    ===========

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    ------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2007